UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Climate Focused Bond Fund

Mid Cap Innovation Growth Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Climate Focused Bond Fund

20	Mid Cap Innovation Growth Fund

25	Short Duration High Yield Fund

48	Statements of Assets and Liabilities

50	Statements of Operations

52	Statements of Changes in Net Assets

54	Financial Highlights

60	Notes to Financial Statements

79	Supplemental Information to Shareholders

Lord Abbett Trust I

Lord Abbett Climate Focused Bond Fund,

Lord Abbett Mid Cap Innovation Growth Fund

and Lord Abbett Short Duration High Yield Fund

Semiannual Report

For the six-month period ended January 31, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Climate Focused Bond Fund and Short Duration High Yield Fund for the six-month period ended January 31, 2021 and for Mid Cap Innovation Growth Fund, the period of December 28, 2020, commencement of operations through the period ended January 31, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 through January 31, 2021 for Climate Focused Bond Fund and Short Duration High Yield Fund. Mid Cap Innovation Growth Fund was held for the entire period (December 28, 2020, commencement of operations through January 31, 2021).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/20 –1/31/21 for Climate Focused Bond Fund and Short Duration High Yield Fund. Mid Cap Innovation Growth Fund Paid During the Period 12/28/20, commencement of operations –1/31/21 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Climate Focused Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/20	1/31/21	8/1/20 – 1/31/21
Class A
Actual	$1,000.00	$1,022.30	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31
Class C
Actual	$1,000.00	$1,018.20	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.38
Class F
Actual	$1,000.00	$1,023.30	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class F3
Actual	$1,000.00	$1,023.70	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.94
Class I
Actual	$1,000.00	$1,023.30	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R3
Actual	$1,000.00	$1,020.70	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class R4
Actual	$1,000.00	$1,022.00	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R5
Actual	$1,000.00	$1,023.30	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R6
Actual	$1,000.00	$1,022.70	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.45% for Class C, 0.45% for Class F, 0.38% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2021

Sector*	%**
Agency	1.92%
Automotive	1.73%
Banking	9.87%
Basic Industry	3.66%
Capital Goods	8.38%
Consumer Goods	0.56%
Energy	1.55%
Financial Services	7.52%
Foreign Government	13.62%
Health care	1.34%
Insurance	0.41%
Media	0.96%
Mortgage Backed	0.40%
Municipal Bonds	5.69%
Real Estate	3.68%
Retail	2.59%
Services	4.71%
Technology & Electronics	4.96%
Telecommunications	1.42%
Transportation	2.18%
Utilities	21.25%
Repurchase Agreement	1.32%
U.S. Government	0.28%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Mid Cap Innovation Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/28/20	1/31/21	12/28/20 – 1/31/21
Class A
Actual	$1,000.00	$1,002.00	$1.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.78	$1.02
Class C
Actual	$1,000.00	$1,001.30	$1.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.06	$1.74
Class F
Actual	$1,000.00	$1,002.00	$0.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.02	$0.78
Class F3
Actual	$1,000.00	$1,002.00	$0.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.09	$0.70
Class I
Actual	$1,000.00	$1,002.00	$0.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.02	$0.78
Class R3
Actual	$1,000.00	$1,002.00	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.54	$1.26
Class R4
Actual	$1,000.00	$1,002.00	$1.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.78	$1.02
Class R5
Actual	$1,000.00	$1,002.00	$0.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.02	$0.78
Class R6
Actual	$1,000.00	$1,002.00	$0.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.09	$0.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.81% for Class C, 0.81% for Class F, 0.73% for Class F3, 0.81% for Class I, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 35/365 (to reflect the period December 28, 2020, commencement of operations, to January 31, 2021).

Portfolio Holdings Presented by Sector

January 31, 2021

Sector*	%**
Capital Goods	7.91%
Consumer Cyclical	6.86%
Consumer Discretionary	8.72%
Consumer Staples	0.93%
Energy	5.16%
Financial Services	7.48%
Health Care	21.21%
Materials & Processing	0.85%
Producer Durables	3.50%
Technology	36.72%
Transportation	0.66%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/20	1/31/21	8/1/20 – 1/31/21
Class A
Actual	$1,000.00	$1,066.70	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class C
Actual	$1,000.00	$1,062.30	$7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.59	$7.68
Class F
Actual	$1,000.00	$1,067.60	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class F3
Actual	$1,000.00	$1,068.00	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$2.24
Class I
Actual	$1,000.00	$1,067.70	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class R3
Actual	$1,000.00	$1,064.90	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.14
Class R4
Actual	$1,000.00	$1,066.30	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R5
Actual	$1,000.00	$1,067.60	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class R6
Actual	$1,000.00	$1,068.00	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$2.24

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.51% for Class C, 0.51% for Class F, 0.44% for Class F3, 0.51% for Class I, 1.01% for Class R3, 0.76% for Class R4, 0.51% for Class R5 and 0.44% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2021

Sector*	%**
Auto	6.87%
Basic Industry	1.12%
Capital Goods	0.13%
Consumer Cyclical	9.92%
Consumer Discretionary	5.97%
Consumer Services	2.96%
Consumer Staples	1.04%
Energy	13.18%
Financial Services	20.15%
Health Care	5.17%
Integrated Oils	1.24%
Materials & Processing	9.77%
Other	0.76%
Producer Durables	2.26%
Technology	8.31%
Telecommunications	2.30%
Transportation	3.75%
Utilities	2.12%
Repurchase Agreement	2.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 98.02%

CONVERTIBLE BONDS 1.38%

Automakers 0.18%
NIO, Inc. (China)†(a)	0.50%	2/1/2027		$10	$10,063
Tesla, Inc.	2.00%	5/15/2024		1	12,773
Total					22,836

Consumer/Commercial/Lease Financing 0.15%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022		9	19,598

Diversified Capital Goods 0.17%
Enphase Energy, Inc.†	0.25%	3/1/2025		9	21,255

Electric: Generation 0.15%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025		15	19,344

Electronics 0.20%
Plug Power, Inc.†	3.75%	6/1/2025		2	25,133

Integrated Energy 0.20%
Sunrun, Inc.†	Zero Coupon	2/1/2026		25	25,459

Specialty Retail 0.18%
RealReal, Inc. (The)†	3.00%	6/15/2025		14	22,373

Technology Hardware & Equipment 0.15%
SunPower Corp.	4.00%	1/15/2023		8	18,534
Total Convertible Bonds (cost $125,838)					174,532

CORPORATE BONDS 74.63%

Agency 1.90%
Statnett SF(b)	0.518%	6/30/2023	SEK	2,000	239,930

Auto Parts & Equipment 0.85%
Aptiv Corp.	4.15%	3/15/2024		$25	27,539
Aptiv plc (Ireland)(a)	4.35%	3/15/2029		35	40,850
BorgWarner, Inc.	3.375%	3/15/2025		35	38,520
Total					106,909

Automakers 0.68%
Tesla, Inc.†	5.30%	8/15/2025		83	86,399

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banking 9.80%
AIB Group plc(b)	2.875% (EUSA5 + 3.30%	)#	5/30/2031	EUR	100	$128,602
Bank of America Corp.	3.499% (3 Mo. LIBOR + .63%	)#	5/17/2022		$75	75,711
Bank of China Ltd. (France)(a)	1.093% (3 Mo. LIBOR + .88%	)#	11/22/2022		200	200,428
Bank of Nova Scotia (The) (Canada)(a)	2.375%		1/18/2023		40	41,624
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	100	126,301
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$60	61,568
Danske Bank A/S(b)	1.625%		3/15/2024	EUR	100	127,487
Industrial & Commercial Bank of China Ltd. (Luxembourg)(a)	2.875%		10/12/2022		$200	206,559
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100	140,800
Unione di Banche Italiane SpA(b)	1.50%		4/10/2024	EUR	100	126,921
Total						1,236,001

Building Materials 1.04%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		$50	52,803
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024		10	10,205
Core & Main LP†	6.125%		8/15/2025		10	10,244
Owens Corning, Inc.	3.95%		8/15/2029		50	57,775
Total						131,027

Cable & Satellite Television 0.95%
VZ Vendor Financing II BV†(b)	2.875%		1/15/2029	EUR	100	120,111

Consumer/Commercial/Lease Financing 1.00%
LeasePlan Corp. NV(b)	1.375%		3/7/2024	EUR	100	126,443

Diversified Capital Goods 3.55%
Alstom SA(b)	0.25%		10/14/2026	EUR	100	122,987
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.75%		9/15/2030		$61	61,149
Liberty Utilities Finance GP 1†	2.05%		9/15/2030		35	34,847
Pentair Finance Sarl (Luxembourg)(a)	4.50%		7/1/2029		80	93,998
Signify NV(b)	2.375%		5/11/2027	EUR	100	135,206
Total						448,187

Electric: Distribution/Transportation 2.05%
AB Ignitis Grupe(b)	2.00%		7/14/2027	EUR	100	135,313
Viridian Group FinanceCo plc / Viridian Power & Energy Holdings DAC(b)	4.00%		9/15/2025	EUR	100	123,169
Total						258,482

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electric: Generation 5.99%
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%		5/31/2030			$200	$215,740
Clearway Energy Operating LLC	5.75%		10/15/2025			50	52,486
ERG SpA(b)	1.875%		4/11/2025		EUR	100	130,456
Greenko Mauritius Ltd. (India)†(a)	6.25%		2/21/2023			$200	206,230
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			40	44,500
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			52	55,093
Topaz Solar Farms LLC†	5.75%		9/30/2039			43	50,276
Total							754,781

Electric: Integrated 8.35%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%		10/10/2024			200	210,012
Alerion Cleanpower SpA(b)	3.125%		12/19/2025		EUR	50	62,592
E.ON SE(b)	0.35%		2/28/2030		EUR	50	61,480
EDP – Energias de Portugal SA(b)	1.70% (EUSA5 + 1.84%	)#	7/20/2080		EUR	100	120,955
EnBW Energie Baden-Wuerttemberg AG(b)	1.625% (EUAMDB05 + 1.73%	)#	8/5/2079		EUR	100	123,296
ESB Finance DAC(b)	1.125%		6/11/2030		EUR	100	131,850
Iberdrola International BV(b)	3.25% (EUSA5 + 2.97%	)#	–	(c)	EUR	100	132,350
Interstate Power & Light Co.	3.50%		9/30/2049			$20	22,669
MidAmerican Energy Co.	3.95%		8/1/2047			15	18,350
Northern States Power Co/MN	2.60%		6/1/2051			25	25,363
Orsted A/S(b)	2.25% (EUSA5 + 1.90%	)#			EUR	100	127,318
Union Electric Co.	2.625%		3/15/2051			$17	17,114
Total							1,053,349

Electronics 2.21%
Analog Devices, Inc.	2.95%		4/1/2025			58	62,994
Infineon Technologies AG(b)	3.625% (EUSA5 + 4.00%	)#	–	(c)	EUR	100	131,567
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(a)	3.40%		5/1/2030			$75	83,888
Total							278,449

Energy: Exploration & Production 0.98%
Vestas Wind Systems A/S(b)	2.75%		3/11/2022		EUR	100	124,184

Environmental 2.42%
Darling Ingredients, Inc.†	5.25%		4/15/2027			$50	52,969
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026		EUR	100	129,201
Paprec Holding SA(b)	4.00%		3/31/2025		EUR	100	122,771
Total							304,941

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug Retailers 1.17%
Co-Operative Group Ltd.(b)	5.125%	5/17/2024	GBP	100	$147,026

Food: Wholesale 0.29%
Sysco Corp.	2.40%	2/15/2030		$35	36,107

Forestry/Paper 2.28%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		35	36,940
Essity AB(b)	1.625%	3/30/2027	EUR	100	132,620
Suzano Austria GmbH (Brazil)(a)	3.75%	1/15/2031		$58	61,637
Weyerhaeuser Co.	6.875%	12/15/2033		40	56,092
Total					287,289

Government Guaranteed 1.25%
Kreditanstalt fuer Wiederaufbau(b)	0.875%	9/15/2026	GBP	75	106,588
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.00%	10/4/2022		$50	51,528
Total					158,116

Life Insurance 0.41%
Prudential Financial, Inc.	1.50%	3/10/2026		50	51,719

Machinery 2.66%
Itron, Inc.†	5.00%	1/15/2026		85	86,912
Mueller Water Products, Inc.†	5.50%	6/15/2026		70	72,699
Nordex SE(b)	6.50%	2/1/2023	EUR	100	124,333
Xylem, Inc.	1.95%	1/30/2028		$17	17,737
Xylem, Inc.	3.25%	11/1/2026		30	33,646
Total					335,327

Managed Care 0.90%
Kaiser Foundation Hospitals	3.15%	5/1/2027		100	113,204

Non-Electric Utilities 4.32%
American Water Capital Corp.	2.80%	5/1/2030		50	54,725
Canal de Isabel II Gestion SA(b)	1.68%	2/26/2025	EUR	100	129,021
Engie SA(b)	0.375%	6/21/2027	EUR	100	123,728
Essential Utilities, Inc.	3.566%	5/1/2029		$55	62,208
Severn Trent Utilities Finance PLC(b)	2.00%	6/2/2040	GBP	100	145,363
Tucson Electric Power Co.	1.50%	8/1/2030		$30	29,548
Total					544,593

Packaging 0.99%
CANPACK SA/Eastern PA Land Investment Holding LLC†(b)	2.375%	11/1/2027	EUR	100	125,142

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.43%
Pfizer, Inc.	2.625%	4/1/2030		$50	$54,622

Rail 1.00%
Getlink SE(b)	3.50%	10/30/2025	EUR	100	125,673

Real Estate Investment Trusts 3.66%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026		$45	51,441
Digital Dutch Finco BV(b)	1.00%	1/15/2032	EUR	100	124,642
Equinix, Inc.	1.55%	3/15/2028		$84	84,570
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		57	57,641
Kilroy Realty LP	4.75%	12/15/2028		45	52,803
Piedmont Operating Partnership LP	3.15%	8/15/2030		35	35,545
UDR, Inc.	3.10%	11/1/2034		50	54,892
Total					461,534

Restaurants 0.25%
Starbucks Corp.	4.45%	8/15/2049		25	31,553

Software/Services 1.02%
Fiserv, Inc.	3.20%	7/1/2026		30	33,300
PayPal Holdings, Inc.	1.65%	6/1/2025		60	62,231
Visa, Inc.	0.75%	8/15/2027		33	32,558
Total					128,089

Specialty Retail 0.98%
Chanel Ceres plc(b)	0.50%	7/31/2026	EUR	100	123,346

Support: Services 2.26%
Global Payments, Inc.	3.75%	6/1/2023		$30	32,003
Massachusetts Institute of Technology	3.959%	7/1/2038		100	126,602
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%	7/30/2026	EUR	100	126,293
Total					284,898

Supranational 5.06%
Asian Development Bank(b)	2.45%	1/17/2024	AUD	50	40,683
Asian Development Bank (Philippines)(a)	3.125%	9/26/2028		$75	86,988
Asian Infrastructure Investment Bank (The)(b)	0.20%	12/15/2025	GBP	30	41,082
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%	5/28/2025		$95	95,165
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%	9/27/2024		125	130,829
European Investment Bank (Luxembourg)(a)	2.125%	4/13/2026		50	54,070
European Investment Bank (Luxembourg)(a)	2.375%	5/24/2027		75	82,712

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Supranational (continued)
International Bank for Reconstruction & Development(b)	0.25%		1/29/2029	SEK	180	$21,370
International Bank for Reconstruction & Development(b)	2.90%		11/26/2025	AUD	100	85,021
Total						637,920

Technology Hardware & Equipment 1.36%
Apple, Inc.	3.00%		6/20/2027		$100	112,343
Switch Ltd.†	3.75%		9/15/2028		58	59,335
Total						171,678

Telecommunications: Wireline Integrated & Services 1.41%
Swisscom Finance BV(b)	0.375%		11/14/2028	EUR	100	125,131
Verizon Communications, Inc.	3.875%		2/8/2029		$45	52,146
Total						177,277

Transportation: Infrastructure/Services 1.16%
Transport for London(b)	2.125%		4/24/2025	GBP	100	146,792
Total Corporate Bonds (cost $8,782,280)						9,411,098

FLOATING RATE LOANS(d) 2.14%

Building & Construction 0.32%
Therma Intermediate LLC 2020 Delayed Draw Term Loan	–	(e)	12/10/2027		$6	6,493
Therma Intermediate LLC 2020 Term Loan	4.75% (1 Mo. LIBOR + 4.00%	)	12/10/2027		34	33,765
Total						40,258

Electric: Generation 0.25%
ExGen Renewables IV, LLC 2020 Term Loan	3.75% (3 Mo. LIBOR + 2.75%	)	12/15/2027		32	32,256

Integrated Energy 0.35%
Array Technologies, Inc. Term Loan B	5.00% (1 Mo. LIBOR + 4.00%	)	10/14/2027		44	44,462

Machinery 0.95%
EWT Holdings III Corp. 2020 Term Loan	2.621% (1 Mo. LIBOR + 2.75%	)	12/20/2024		50	49,787
Filtration Group Corporation 2018 1st Lien Term Loan	3.121% (1 Mo. LIBOR + 3.00%	)	3/29/2025		30	29,598

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Machinery (continued)
Generac Power Systems, Inc. 2019 Term Loan B	1.887% (1 Mo. LIBOR + 1.75%	)	12/13/2026		$40	$40,138
Total						119,523

Personal & Household Products 0.27%
AI Aqua Merger Sub, Inc. 2019 Incremental Term Loan B	5.25% (1 Mo. LIBOR + 4.25%	)	12/13/2023		34	33,977	(f)
Total Floating Rate Loans (cost $265,299)						270,476

FOREIGN GOVERNMENT OBLIGATIONS 13.53%

France 3.05%
Action Logement Services(b)	0.50%		10/30/2034	EUR	100	126,274
SNCF Reseau(b)	0.75%		5/25/2036	EUR	100	130,648
Societe Nationale SNCF SA(b)	0.625%		4/17/2030	EUR	100	127,985
Total						384,907

Germany 0.18%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2050	EUR	18	22,349

Italy 1.02%
Cassa Depositi e Prestiti SpA(b)	2.125%		9/27/2023	EUR	100	128,463

Netherlands 3.25%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (Netherlands)(a)	2.75%		2/20/2024		$200	214,514
Nederlandse Waterschapsbank NV (Netherlands)(a)	1.00%		5/28/2030		200	194,958
Total						409,472

South Korea 1.71%
Korea Water Resources Corp. (South Korea)(a)	3.875%		5/15/2023		200	215,782

Spain 1.73%
Adif Alta Velocidad(b)	0.55%		4/30/2030	EUR	100	125,136
Autonomous Community of Madrid Spain(b)	0.419%		4/30/2030	EUR	75	93,127
Total						218,263

Sweden 2.59%
Kommuninvest I Sverige AB (Sweden)†(a)	1.625%		4/24/2023		$200	206,272
Sweden Government International Bond†(b)	0.125%		9/9/2030	SEK	1,000	120,553
Total						326,825
Total Foreign Government Obligations (cost $1,631,501)						1,706,061

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 5.66%

Insurance 0.20%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	$25	$25,377

Revenue – Utilities – Other 0.40%
City of Corpus Christi TX Utility System Revenue	1.966%	7/15/2030	50	51,014

Revenue – Water & Sewer 3.07%
City of Charleston SC Waterworks & Sewer System Revenue	1.89%	1/1/2033	60	61,461
City of Philadelphia PA Water & Wastewater Revenue	1.734%	11/1/2028	40	40,424
City of San Francisco CA Public Utilities Commission Water Revenue	6.00%	11/1/2040	100	139,330
New York City Water & Sewer System	5.75%	6/15/2041	50	75,349
San Diego County Water Authority	1.951%	5/1/2034	60	60,599
State of California Department of Water Resources	1.789%	12/1/2035	10	9,973
Total				387,136

U.S. Taxable Municipals 1.99%
Metropolitan Transportation Authority	5.175%	11/15/2049	45	60,125
City of Dallas TX Waterworks & Sewer System Revenue	2.772%	10/1/2040	75	79,571
Middle Fork Project Finance Authority	5.00%	4/1/2036	50	62,358
City of Atlanta GA Water & Wastewater Revenue	2.257%	11/1/2035	45	47,596
Total				141,929
Total Municipal Bonds (cost $701,374)				713,177

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.40%
Morgan Stanley Capital Barclays Bank Trust 2016-MART A† (cost $49,941)	2.20%	9/13/2031	50	50,022

U.S. TREASURY OBLIGATION 0.28%
U.S. Treasury Notes (cost $34,953)	0.375%	11/30/2025	35	34,948
Total Long-Term Investments (cost $11,591,186)				12,360,314

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.31%

REPURCHASE AGREEMENT

Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $169,300 of U.S. Treasury Note at 0.125% due 07/15/2023; value: $169,202; proceeds: $165,833 (cost $165,833)	$166	$165,833
Total Investments in Securities 99.33% (cost $11,757,019)		12,526,147
Less Unfunded Loan Commitments (0.05%) (cost $6,452)		(6,494)
Net Investments 99.28% (cost $11,750,567)		12,519,653
Cash, Foreign Cash and Other Assets in Excess Liabilities(g) 0.72%		90,556
Net Assets 100.00%		$12,610,209

AUD	Australian dollar.
EUR	Euro.
EUSA5	Euro 5 yr. swap rate.
EUAMDB05	Euro constant maturity rate.
GBP	British pound.
SEK	Swedish Krona.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $2,172,460, which represents 17.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2021.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2021

Open Forward Foreign Currency Exchange Contracts at January 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	3/4/2021	209,000	$253,653	$253,798	$145
Euro	Sell	State Street Bank and Trust	3/4/2021	16,000	19,441	19,429	12
Swedish krona	Sell	State Street Bank and Trust	4/19/2021	3,014,000	363,380	360,987	2,393
Swedish krona	Sell	State Street Bank and Trust	4/19/2021	179,000	21,602	21,439	163
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,713

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	State Street Bank and Trust	2/26/2021	54,000	$39,583	$41,275	$(1,692)
Australian dollar	Sell	State Street Bank and Trust	2/26/2021	112,000	85,549	85,608	(59)
British pound	Sell	State Street Bank and Trust	3/8/2021	110,000	146,333	150,743	(4,410)
British pound	Sell	Toronto Dominion Bank	3/8/2021	427,000	573,998	585,157	(11,159)
Euro	Sell	State Street Bank and Trust	3/4/2021	3,986,000	4,831,524	4,840,381	(8,857)
Euro	Sell	State Street Bank and Trust	3/4/2021	100,000	121,420	121,434	(14)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(26,191)

Open Futures Contracts at January 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2021	6	Short		$(941,327)		$(922,969)	$18,358
U.S. 2-Year Treasury Note	March 2021	3	Long		662,302		662,930	628
U.S. 5-Year Treasury Note	March 2021	5	Short		(629,718)		(629,375)	343
Total Unrealized Appreciation on Open Futures Contracts								$19,329

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Buxl	March 2021	1	Long	EUR	222,102	EUR	221,300	$(973)
Euro-Bobl	March 2021	6	Short		(810,050)		(811,500)	(1,760)
Euro-Bund	March 2021	1	Short		(176,768)		(177,250)	(585)
Euro-Schatz	March 2021	1	Short		(112,303)		(112,320)	(20)
U.S. Ultra Treasury Bond	March 2021	2	Long		$429,112		$409,437	(19,675)
Total Unrealized Depreciation on Open Futures Contracts								$(23,013)

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$174,532	$–	$174,532
Corporate Bonds	–	9,411,098	–	9,411,098
Floating Rate Loans
Building & Construction	–	40,258	–	40,258
Electric: Generation	–	32,256	–	32,256
Integrated Energy	–	44,462	–	44,462
Machinery	–	119,523	–	119,523
Personal & Household Products	–	–	33,977	33,977
Less Unfunded Commitments	–	(6,494)	–	(6,494)
Foreign Government Obligations	–	1,706,061	–	1,706,061
Municipal Bonds	–	713,177	–	713,177
Non-Agency Commercial
Mortgage-Backed Security	–	50,022	–	50,022
U.S. Treasury Obligation	–	34,948	–	34,948
Short-Term Investment
Repurchase Agreement	–	165,833	–	165,833
Total	$–	$12,485,676	$33,977	$12,519,653

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,713	$–	$2,713
Liabilities	–	(26,191)	–	(26,191)
Futures Contracts
Assets	19,329	–	–	19,329
Liabilities	(23,013)	–	–	(23,013)
Total	$(3,684)	$(23,478)	$–	$(27,162)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

MID CAP INNOVATION GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.41%

Advertising 1.41%
Trade Desk, Inc. (The) Class A*	48	$37

Aerospace/Defense 0.50%
HEICO Corp.	114	13

Apparel 1.56%
Crocs, Inc.*	266	18
Deckers Outdoor Corp.*	78	23
Total		41

Banks: Regional 0.76%
SVB Financial Group*	46	20

Beverages 0.92%
Boston Beer Co., Inc. (The) Class A*	26	24

Biotechnology Research & Production 10.65%
Arena Pharmaceuticals, Inc.*	246	18
Argenx SE ADR*	57	17
Genmab A/S ADR*	609	24
Guardant Health, Inc.*	193	30
Insmed, Inc.*	684	26
Intra-Cellular Therapies, Inc.*	215	7
Iovance Biotherapeutics, Inc.*	450	20
Mirati Therapeutics, Inc.*	111	23
Novavax, Inc.*	99	22
Rocket Pharmaceuticals, Inc.*	330	18
Seagen, Inc.*	115	19
TG Therapeutics, Inc.*	591	28
Ultragenyx Pharmaceutical, Inc.*	194	27
Total		279

Building Materials 0.84%
Trex Co., Inc.*	242	22

Business Services 5.69%
Avalara, Inc.*	214	32
Bright Horizons Family Solutions, Inc.*	146	22
Chegg, Inc.*	282	27
CoStar Group, Inc.*	27	24

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Business Services (continued)
MarketAxess Holdings, Inc.	48	$26
Shift4 Payments, Inc. Class A*	273	18
Total		149

Computer Hardware 4.12%
Crowdstrike Holdings, Inc. Class A*	205	44
EPAM Systems, Inc.*	85	29
Lumentum Holdings, Inc.*	175	17
Zscaler, Inc.*	91	18
Total		108

Computer Software 14.04%
Bill.com Holdings, Inc.*	138	17
Coupa Software, Inc.*	86	27
DocuSign, Inc.*	117	27
Elastic NV*	193	29
Five9, Inc.*	223	37
HubSpot, Inc.*	93	35
Lightspeed POS, Inc. (Canada)*(a)	279	18
MSCI, Inc.	65	26
Paycom Software, Inc.*	87	33
RingCentral, Inc. Class A*	74	28
Take-Two Interactive Software, Inc.*	192	38
Twilio, Inc. Class A*	106	38
Veeva Systems, Inc. Class A*	54	15
Total		368

Drugs 1.56%
Horizon Therapeutics Plc*	186	14
Neurocrine Biosciences, Inc.*	248	27
Total		41

Electrical Equipment 7.78%
Entegris, Inc.	246	24
KLA Corp.	134	38
Marvell Technology Group Ltd.	768	39
Monolithic Power Systems, Inc.	127	45
Skyworks Solutions, Inc.	218	37
Xilinx, Inc.	161	21
Total		204

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Electrical: Household 2.52%
AMETEK, Inc.	146	$17
Generac Holdings, Inc.*	201	49
Total		66

Electronics 2.40%
Garmin Ltd. (Switzerland)(a)	223	26
Trimble, Inc.*	562	37
Total		63

Energy Equipment & Services 5.08%
Enphase Energy, Inc.*	277	51
First Solar, Inc.*	307	30
Plug Power, Inc.*	479	30
Sunrun, Inc.*	318	22
Total		133

Entertainment 2.94%
DraftKings, Inc. Class A*	516	28
Live Nation Entertainment, Inc.*	306	21
Penn National Gaming, Inc.*	273	28
Total		77

Health Care Products 8.66%
10X Genomics, Inc. Class A*	187	32
Align Technology, Inc.*	75	39
IDEXX Laboratories, Inc.*	48	23
Insulet Corp.*	142	38
Masimo Corp.*	64	16
Natera, Inc.*	280	30
Nevro Corp.*	136	22
Repligen Corp.*	134	27
Total		227

Household Equipment/Products 0.95%
Scotts Miracle-Gro Co. (The)	111	25

Household Furnishings 0.76%
Sonos, Inc.*	748	20

Leisure 0.53%
Peloton Interactive, Inc. Class A*	95	14

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND January 31, 2021

Investments	Shares	Fair Value (000)
Machinery: Industrial/Specialty 1.34%
Cognex Corp.	422	$35

Manufacturing 2.10%
Axon Enterprise, Inc.*	338	55

Real Estate 0.92%
Redfin Corp.*	337	24

Retail 4.66%
Burlington Stores, Inc.*	49	12
Carvana Co.*	103	27
Chipotle Mexican Grill, Inc.*	19	28
Five Below, Inc.*	109	19
Lululemon Athletica, Inc. (Canada)*(a)	74	24
Tractor Supply Co.	82	12
Total		122

Technology 15.07%
Chewy, Inc. Class A*	256	26
Etsy, Inc.*	145	29
Farfetch Ltd. Class A (United Kingdom)*(a)	355	22
Lyft, Inc. Class A*	751	33
Match Group, Inc.*	303	42
Okta, Inc.*	134	35
Pinterest, Inc. Class A*	755	52
Roku, Inc.*	129	50
Spotify Technology SA (Sweden)*(a)	103	32
Stitch Fix, Inc. Class A*	338	32
Wix.com Ltd. (Israel)*(a)	55	14
Zillow Group, Inc. Class C*	214	28
Total		395

Transportation: Miscellaneous 0.65%
Old Dominion Freight Line, Inc.	87	17
Total Common Stocks 98.40% (cost $2,565,918)		2,579
Cash and Other Assets in Excess of Liabilities 1.60%		42
Net Assets 100.00%		$2,621

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U. S. dollars.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

MID CAP INNOVATION GROWTH FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,579	$–	$–	$2,579
Total	$2,579	$–	$–	$2,579

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments in relation to the Fund’s net assets.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 99.04%

ASSET-BACKED SECURITIES 3.39%

Other
Voya CLO Ltd. 2019-1A BR†	1.791% (3 Mo. LIBOR + 1.55%	)#	4/15/2031		$150	$150,041
Webster Park CLO Ltd. 2015-1A BR†	2.024% (3 Mo. LIBOR + 1.80%	)#	7/20/2030		250	247,377
Total Asset-Backed Securities (cost $395,162)						397,418

CONVERTIBLE BONDS 4.62%

Air Transportation 0.10%
Southwest Airlines Co.	1.25%		5/1/2025		8	11,310

Auto Parts: Original Equipment 0.14%
Veoneer, Inc. (Sweden)(a)	4.00%		6/1/2024		12	16,698

Biotechnology Research & Production 0.19%
Insmed, Inc.	1.75%		1/15/2025		18	21,850

Building Materials 0.09%
Patrick Industries, Inc.	1.00%		2/1/2023		10	10,667

Computer Hardware 0.21%
Western Digital Corp.	1.50%		2/1/2024		25	25,219

Computer Software 0.10%
Everbridge, Inc.	0.125%		12/15/2024		9	12,329

Drugs 0.12%
Canopy Growth Corp.†(b)	4.25%		7/15/2023	CAD	14	13,685

Electric: Power 0.39%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%		7/15/2025		$36	46,427

Electrical Equipment 0.13%
Microchip Technology, Inc.	1.625%		2/15/2025		5	14,991

Energy Equipment & Services 0.49%
SunPower Corp.	4.00%		1/15/2023		20	46,334
Sunrun, Inc.†	Zero Coupon		2/1/2026		11	11,202
Total						57,536

Entertainment 0.19%
Live Nation Entertainment, Inc.†	2.00%		2/15/2025		22	22,670

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.14%
Chefs’ Warehouse, Inc. (The)	1.875%	12/1/2024	$16	$16,100

Machinery: Agricultural 0.28%
Turning Point Brands, Inc.	2.50%	7/15/2024	28	32,398

Machinery: Oil Well Equipment & Services 0.12%
Bloom Energy Corp.†	2.50%	8/15/2025	6	13,849

Media 0.11%
fuboTV, Inc.†	3.25%	2/15/2026	12	12,855

Real Estate Investment Trusts 0.64%
IIP Operating Partnership LP†	3.75%	2/21/2024	8	22,875
Pebblebrook Hotel Trust	1.75%	12/15/2026	20	21,382
Redfin Corp.†	Zero Coupon	10/15/2025	25	30,744
Total				75,001

Technology 1.06%
21Vianet Group, Inc. (China)†(a)	Zero Coupon	2/1/2026	12	12,358
RealReal, Inc. (The)†	3.00%	6/15/2025	20	31,962
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	10	11,838
Uber Technologies, Inc.†	Zero Coupon	12/15/2025	37	38,751
Wayfair, Inc.†	0.625%	10/1/2025	12	12,288
Weibo Corp. (China)(a)	1.25%	11/15/2022	18	17,325
Total				124,522

Transportation: Miscellaneous 0.12%
Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022	15	14,587
Total Convertible Bonds (cost $477,810)				542,694

CORPORATE BONDS 77.43%

Advertising 0.09%
Outfront Media Capital LLC / Outfront Media Capital Corp.†	6.25%	6/15/2025	10	10,606

Aerospace/Defense 1.28%
Boeing Co. (The)	4.875%	5/1/2025	21	23,714
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	12	12,599
SSL Robotics LLC†	9.75%	12/31/2023	15	16,913
TransDigm, Inc.	5.50%	11/15/2027	57	58,579
TransDigm, Inc.	6.50%	7/15/2024	15	15,270
Triumph Group, Inc.	7.75%	8/15/2025	25	23,531
Total				150,606

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 2.82%
American Airlines Group, Inc.†	3.75%		3/1/2025		$8	$6,144
American Airlines Group, Inc.†	5.00%		6/1/2022		35	32,966
American Airlines, Inc.†	11.75%		7/15/2025		45	52,074
Delta Air Lines, Inc.	3.80%		4/19/2023		37	37,948
Delta Air Lines, Inc.†	7.00%		5/1/2025		20	23,205
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025		58	62,000
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%		1/15/2026		41	39,796
Hawaiian Brand Intellectual Property Ltd.†	5.75%		1/20/2026		12	12,319
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025		44	49,416
United Airlines 2020-1 Class A Pass Through Trust	5.875%		10/15/2027		14	15,297
Total						331,165

Apparel 0.30%
Tapestry, Inc.	4.25%		4/1/2025		26	28,085
William Carter Co. (The)†	5.50%		5/15/2025		7	7,451
Total						35,536

Auto Parts: Original Equipment 1.12%
Adient US LLC†	7.00%		5/15/2026		27	29,427
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		31	31,969
Clarios Global LP†	6.75%		5/15/2025		15	16,003
Goodyear Tire & Rubber Co. (The)	9.50%		5/31/2025		12	13,455
Meritor, Inc.†	6.25%		6/1/2025		10	10,675
Tenneco, Inc.	5.00%		7/15/2026		32	29,580
Total						131,109

Automotive 5.47%
BCD Acquisition, Inc.†	9.625%		9/15/2023		6	6,162
Ford Motor Co.	9.00%		4/22/2025		303	369,671
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		19	20,282
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	129,993
Navistar International Corp.†	6.625%		11/1/2025		$15	15,655
Nissan Motor Acceptance Corp.†	2.80%		1/13/2022		11	11,204
Tesla, Inc.†	5.30%		8/15/2025		66	68,703
Wabash National Corp.†	5.50%		10/1/2025		20	20,473
Total						642,143

Banks: Regional 1.52%
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024		13	13,841
CIT Group, Inc.	5.00%		8/1/2023		45	49,303

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	—	(c)	$27	$28,441
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	—	(c)	61	60,962
Popular, Inc.	6.125%		9/14/2023		24	25,960
Total						178,507

Building Materials 0.76%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025		36	38,408
Norbord, Inc. (Canada)†(a)	6.25%		4/15/2023		20	21,723
PGT Innovations, Inc.†	6.75%		8/1/2026		27	28,721
Total						88,852

Business Services 2.94%
ADT Corp. (The)	3.50%		7/15/2022		30	30,858
ADT Corp. (The)	4.125%		6/15/2023		13	13,650
Ahern Rentals, Inc.†	7.375%		5/15/2023		15	11,147
APX Group, Inc.	7.625%		9/1/2023		9	9,366
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.25%		3/15/2025		21	21,039
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	6.375%		4/1/2024		12	12,173
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024		11	12,009
Hertz Corp. (The)†(d)	5.50%		10/15/2024		24	14,925
Hertz Corp. (The)†(d)	6.00%		1/15/2028		5	3,159
Hertz Corp. (The)(d)	6.25%		10/15/2022		2	1,250
Laureate Education, Inc.†	8.25%		5/1/2025		29	30,595
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026		6	6,109
Prime Security Services Borrower LLC / Prime Finance, Inc.†	5.25%		4/15/2024		39	41,535
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%		1/15/2025		15	15,459
Sabre GLBL, Inc.†	7.375%		9/1/2025		14	15,106
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%		11/1/2026		28	29,260
Team Health Holdings, Inc.†	6.375%		2/1/2025		11	9,955
Tms International Holding Corp.†	7.25%		8/15/2025		7	7,140
WEX, Inc.†	4.75%		2/1/2023		13	13,080
WW International, Inc.†	8.625%		12/1/2025		45	46,937
Total						344,752

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.11%
Chemours Co. (The)	7.00%	5/15/2025	$23	$23,799
GCP Applied Technologies, Inc.†	5.50%	4/15/2026	16	16,377
Ingevity Corp.†	4.50%	2/1/2026	33	33,501
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	8	8,265
Rayonier AM Products, Inc.†	5.50%	6/1/2024	9	8,150
Rayonier AM Products, Inc.†	7.625%	1/15/2026	5	5,244
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025	20	20,550
Tronox, Inc.†	6.50%	4/15/2026	14	14,455
Total				130,341

Coal 0.29%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	33	34,418

Computer Hardware 0.16%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	18	18,537

Computer Software 0.67%
Fair Isaac Corp.†	5.25%	5/15/2026	20	22,650
PTC, Inc.†	3.625%	2/15/2025	37	37,994
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	17	17,489
Total				78,133

Construction/Homebuilding 3.07%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	18	18,831
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada)†(a)	6.375%	5/15/2025	20	20,673
Century Communities, Inc.	5.875%	7/15/2025	36	37,571
Forestar Group, Inc.†	8.00%	4/15/2024	23	24,205
Lennar Corp.	4.75%	5/30/2025	12	13,710
LGI Homes, Inc.†	6.875%	7/15/2026	26	27,527
Meritage Homes Corp.	6.00%	6/1/2025	17	19,284
New Home Co., Inc. (The)†	7.25%	10/15/2025	24	24,870
Picasso Finance Sub, Inc.†	6.125%	6/15/2025	13	13,893
STL Holding Co. LLC†	7.50%	2/15/2026	42	43,575
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	12	13,050
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.†	5.875%	4/15/2023	45	47,845
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%	6/15/2024	50	54,719
Total				359,753

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.91%
Ball Corp.	5.00%	3/15/2022	$15	$15,696
Ball Corp.	5.25%	7/1/2025	36	40,942
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	15	15,881
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	2	2,026
Sealed Air Corp.†	5.125%	12/1/2024	10	11,073
Silgan Holdings, Inc.	4.75%	3/15/2025	15	15,291
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6	6,367
Total				107,276

Diversified 0.32%
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	10.50%	6/1/2024	37	37,925

Drugs 0.63%
Elanco Animal Health, Inc.	5.272%	8/28/2023	15	16,228
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	17	18,551
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%	8/15/2026	15	15,863
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	24	23,838
Total				74,480

Electric: Power 1.45%
Clearway Energy Operating LLC	5.75%	10/15/2025	19	19,945
DPL, Inc.†	4.125%	7/1/2025	25	26,719
Elwood Energy LLC	8.159%	7/5/2026	20	21,726
FirstEnergy Corp.	2.05%	3/1/2025	60	59,920
NextEra Energy Operating Partners LP†	4.25%	9/15/2024	5	5,346
Terraform Global Operating LLC†	6.125%	3/1/2026	36	37,028
Total				170,684

Electrical: Household 0.23%
EnerSys†	5.00%	4/30/2023	26	27,414

Electronics 0.59%
Ingram Micro, Inc.	5.45%	12/15/2024	10	11,530
Itron, Inc.†	5.00%	1/15/2026	19	19,427
Sensata Technologies BV†	4.875%	10/15/2023	27	29,025
Sensata Technologies BV†	5.625%	11/1/2024	8	8,885
Total				68,867

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.49%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	$18	$18,998
TerraForm Power Operating LLC†	4.25%	1/31/2023	37	38,162
Total				57,160

Engineering & Contracting Services 0.54%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026	7	7,135
Fluor Corp.	3.50%	12/15/2024	16	15,955
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022	25	25,494
TopBuild Corp.†	5.625%	5/1/2026	14	14,464
Total				63,048

Entertainment 2.84%
Boyne USA, Inc.†	7.25%	5/1/2025	33	34,506
Buena Vista Gaming Authority†	13.00%	4/1/2023	20	21,837
Caesars Entertainment, Inc.†	8.125%	7/1/2027	6	6,593
Caesars Entertainment, Inc.†	6.25%	7/1/2025	84	88,634
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	29	28,896
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	13	13,660
CCM Merger, Inc.†	6.375%	5/1/2026	14	14,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	10	10,025
Cinemark USA, Inc.	5.125%	12/15/2022	21	20,567
Enterprise Development Authority (The)†	12.00%	7/15/2024	19	21,423
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	9	9,212
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	20	19,789
Scientific Games International, Inc.†	8.625%	7/1/2025	16	17,320
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026	13	13,658
Vail Resorts, Inc.†	6.25%	5/15/2025	12	12,765
Total				333,760

Financial Services 4.70%
Aircastle Ltd.†	5.25%	8/11/2025	31	34,572
Alliance Data Systems Corp.†	4.75%	12/15/2024	32	32,540
Ally Financial, Inc.	3.875%	5/21/2024	13	14,196
Ally Financial, Inc.	5.75%	11/20/2025	25	29,130
Aviation Capital Group LLC†	1.95%	1/30/2026	5	4,963
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%	1/15/2026	15	17,075
Credit Acceptance Corp.†	5.125%	12/31/2024	22	22,658
Fairstone Financial, Inc. (Canada)†(a)	7.875%	7/15/2024	40	42,321

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	$30	$26,510
Navient Corp.	6.75%	6/25/2025	50	54,844
Navient Corp.	7.25%	1/25/2022	78	80,902
OneMain Finance Corp.	4.00%	9/15/2030	9	9,076
OneMain Finance Corp.	8.25%	10/1/2023	58	66,621
OneMain Finance Corp.	8.875%	6/1/2025	63	70,557
PennyMac Financial Services, Inc.†	5.375%	10/15/2025	17	17,829
PRA Group, Inc.†	7.375%	9/1/2025	26	27,934
Total				551,728
Food 0.80%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	12	11,236
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	18	18,641
Fresh Market, Inc. (The)†	9.75%	5/1/2023	15	15,478
Ingles Markets, Inc.	5.75%	6/15/2023	14	14,184
JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025	24	24,777
Simmons Foods, Inc.†	7.75%	1/15/2024	9	9,404
Total				93,720

Health Care Products 0.22%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	25	25,797

Health Care Services 3.35%
Air Methods Corp.†	8.00%	5/15/2025	24	21,867
Akumin, Inc.†	7.00%	11/1/2025	18	18,967
Global Medical Response, Inc.†	6.50%	10/1/2025	22	22,759
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	9	9,370
HCA, Inc.	7.50%	12/15/2023	108	124,335
ModivCare, Inc.†	5.875%	11/15/2025	15	15,928
Molina Healthcare, Inc.	5.375%	11/15/2022	25	26,516
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	9	9,831
RP Escrow Issuer LLC†	5.25%	12/15/2025	33	34,279
Select Medical Corp.†	6.25%	8/15/2026	15	16,051
Tenet Healthcare Corp.†	4.625%	9/1/2024	91	93,474
Total				393,377

Household Equipment/Products 0.39%
CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025	6	6,443
Newell Brands, Inc.	4.00%	6/15/2022	25	25,812
Newell Brands, Inc.	4.875%	6/1/2025	12	13,227
Total				45,482

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Insurance 0.37%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025		$7	$7,214
Acrisure LLC/Acrisure Finance, Inc.†	8.125%		2/15/2024		28	29,312
HUB International Ltd.†	7.00%		5/1/2026		7	7,270
Total						43,796

Leisure 2.37%
Carnival Corp.†	7.625%		3/1/2026		20	21,187
Carnival Corp.†	11.50%		4/1/2023		71	80,659
Life Time, Inc.†	5.75%		1/15/2026		20	20,240
NCL Corp. Ltd.†	3.625%		12/15/2024		24	21,285
NCL Corp. Ltd.†	12.25%		5/15/2024		17	19,814
Royal Caribbean Cruises Ltd.†	9.125%		6/15/2023		48	51,840
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025		45	51,943
Viking Cruises Ltd.†	13.00%		5/15/2025		10	11,659
Total						278,627

Lodging 1.63%
Boyd Gaming Corp.†	8.625%		6/1/2025		15	16,594
Las Vegas Sands Corp.	2.90%		6/25/2025		21	21,815
Marriott International, Inc.	5.75%		5/1/2025		27	31,358
MGM Resorts International	6.00%		3/15/2023		29	30,994
MGM Resorts International	6.75%		5/1/2025		11	11,794
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025		14	13,771
Wyndham Destinations, Inc.	5.65%		4/1/2024		39	41,872
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023		14	14,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		9	9,148
Total						191,477

Machinery: Industrial/Specialty 0.33%
Clark Equipment Co.†	5.875%		6/1/2025		27	28,637
Tennant Co.	5.625%		5/1/2025		10	10,390
Total						39,027

Manufacturing 1.16%
Bombardier, Inc. (Canada)†(a)	8.75%		12/1/2021		15	15,738
FXI Holdings, Inc.†	7.875%		11/1/2024		22	22,330
General Electric Co.	3.554% (3 Mo. LIBOR + 3.33%	)#	—	(c)	47	44,452
Hillenbrand, Inc.	5.75%		6/15/2025		18	19,384
Trinity Industries, Inc.	4.55%		10/1/2024		32	33,798
Total						135,702

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.97%
AMC Networks, Inc.	4.75%	8/1/2025	$23	$23,725
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	18	18,757
CSC Holdings LLC	5.25%	6/1/2024	41	44,203
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	15	12,131
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027	20	12,725
DISH DBS Corp.	5.875%	7/15/2022	32	33,312
DISH DBS Corp.	5.875%	11/15/2024	25	25,943
Sirius XM Radio, Inc.†	4.625%	7/15/2024	27	27,951
Univision Communications, Inc.†	5.125%	2/15/2025	32	32,234
Total				230,981

Metal Fabricating 0.65%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	47	48,057
Hillman Group, Inc. (The)†	6.375%	7/15/2022	28	27,972
Total				76,029

Metals & Minerals: Miscellaneous 2.06%
Coeur Mining, Inc.	5.875%	6/1/2024	32	32,437
Compass Minerals International, Inc.†	4.875%	7/15/2024	17	17,657
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.75%	5/15/2022	25	25,766
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	5.125%	5/15/2024	12	13,062
Freeport-McMoRan, Inc.	4.55%	11/14/2024	81	88,972
Kaiser Aluminum Corp.†	6.50%	5/1/2025	27	28,890
New Gold, Inc. (Canada)†(a)	6.375%	5/15/2025	6	6,221
Novelis Corp.†	5.875%	9/30/2026	14	14,682
Taseko Mines Ltd. (Canada)†(a)(e)	7.00%	2/15/2026	14	13,965
Total				241,652

Office Furniture & Business Equipment 0.30%
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	34	35,296

Oil 9.39%
Aethon United BR LP / Aethon United Finance Corp.†(e)	8.25%	2/15/2026	21	21,525
Apache Corp.	4.625%	11/15/2025	46	47,207
California Resources Corp.†	7.125%	2/1/2026	12	11,918
Callon Petroleum Co.†	9.00%	4/1/2025	30	28,674
Cenovus Energy, Inc. (Canada)(a)	3.80%	9/15/2023	28	29,511
Centennial Resource Production LLC†	5.375%	1/15/2026	14	11,786

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Centennial Resource Production LLC†	8.00%	6/1/2025	$46	$43,930
CITGO Petroleum Corp.†	7.00%	6/15/2025	10	10,154
Comstock Resources, Inc.†	7.50%	5/15/2025	10	10,244
Continental Resources, Inc.	3.80%	6/1/2024	31	31,833
Continental Resources, Inc.	5.00%	9/15/2022	8	8,018
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	33	32,902
Diamondback Energy, Inc.	2.875%	12/1/2024	28	29,607
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	29	30,088
EQT Corp.	3.00%	10/1/2022	4	4,070
EQT Corp.	7.875%	2/1/2025	10	11,798
Indigo Natural Resources LLC†	6.875%	2/15/2026	32	33,238
Laredo Petroleum, Inc.	9.50%	1/15/2025	20	17,181
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	46	47,909
Matador Resources Co.	5.875%	9/15/2026	20	19,125
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	15	15,470
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	48	48,718
Murphy Oil Corp.	6.875%	8/15/2024	47	46,001
Nabors Industries Ltd.†	7.25%	1/15/2026	26	21,123
Occidental Petroleum Corp.	2.90%	8/15/2024	190	184,062
PDC Energy, Inc.	6.125%	9/15/2024	38	38,839
Petroleos Mexicanos (Mexico)(a)	3.50%	1/30/2023	12	12,141
Petroleos Mexicanos (Mexico)(a)	4.875%	1/24/2022	30	30,855
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	21	20,423
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	2	1,846
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	3	2,994
Range Resources Corp.	4.875%	5/15/2025	14	13,723
Range Resources Corp.	5.00%	3/15/2023	22	22,103
Seven Generations Energy Ltd. (Canada)†(a)	5.375%	9/30/2025	24	24,442
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	20	20,263
SM Energy Co.	5.625%	6/1/2025	25	22,672
SM Energy Co.	6.125%	11/15/2022	18	17,539
Southwestern Energy Co.	6.45%	1/23/2025	32	33,600
Transocean Guardian Ltd.†	5.875%	1/15/2024	18	16,074
Transocean Sentry Ltd.†	5.375%	5/15/2023	12	10,577
WPX Energy, Inc.	8.25%	8/1/2023	15	17,291
Total				1,101,474

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.27%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026	$12	$12,864
Blue Racer Midstream LLC / Blue Racer Finance Corp.†	7.625%		12/15/2025	7	7,420
Buckeye Partners LP†	4.125%		3/1/2025	12	12,187
Buckeye Partners LP	4.15%		7/1/2023	29	29,849
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	31	24,248
Cheniere Energy Partners LP	5.25%		10/1/2025	39	40,072
New Fortress Energy, Inc.†	6.75%		9/15/2025	18	18,646
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026	18	18,462
Rattler Midstream LP†	5.625%		7/15/2025	10	10,494
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125%		2/1/2025	23	23,652
Western Midstream Operating LP	3.95%		6/1/2025	56	56,945
Western Midstream Operating LP	4.00%		7/1/2022	11	11,298
Total					266,137

Oil: Integrated Domestic 0.93%
ChampionX Corp	6.375%		5/1/2026	39	41,050
Oceaneering International, Inc.	4.65%		11/15/2024	48	45,330
TechnipFMC PLC (United Kingdom)†(a)	6.50%		2/1/2026	11	11,468
Transocean Proteus Ltd.†	6.25%		12/1/2024	12	11,070
Total					108,918

Paper & Forest Products 0.10%
Resolute Forest Products, Inc. (Canada)†(a)(e)	4.875%		3/1/2026	12	11,955

Real Estate Investment Trusts 4.05%
EPR Properties	5.25%		7/15/2023	37	38,539
ESH Hospitality, Inc.†	5.25%		5/1/2025	28	28,601
GLP Capital LP/GLP Financing II, Inc.	5.375%		11/1/2023	10	10,938
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	74	78,717
Hunt Cos., Inc.†	6.25%		2/15/2026	15	15,381
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	38	37,976
Mack-Cali Realty LP	4.50%		4/18/2022	22	22,545
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025	8	8,488
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024	13	13,971

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer†	7.50%	6/1/2025		$35	$37,778
Peach Property Finance GmbH†(b)	4.375%	11/15/2025	EUR	100	125,557
SL Green Realty Corp.	4.50%	12/1/2022		$8	8,415
Tanger Properties LP	3.875%	12/1/2023		33	34,634
VICI Properties LP / VICI Note Co., Inc.†	3.50%	2/15/2025		13	13,236
Total					474,776

Retail 2.91%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		14	13,965
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025		26	26,364
Brinker International, Inc.†	5.00%	10/1/2024		19	19,829
Caleres, Inc.	6.25%	8/15/2023		11	11,110
Carvana Co.†	5.625%	10/1/2025		14	14,478
GameStop Corp.†	6.75%	3/15/2021		4	4,010
GameStop Corp.	6.75%	3/15/2021		17	17,043
Gap, Inc. (The)†	8.625%	5/15/2025		15	16,818
Gap, Inc. (The)†	8.875%	5/15/2027		16	18,700
Guitar Center, Inc.†	8.50%	1/15/2026		14	14,665
IRB Holding Corp.†	6.75%	2/15/2026		9	9,285
IRB Holding Corp.†	7.00%	6/15/2025		4	4,351
L Brands, Inc.†	6.875%	7/1/2025		34	37,076
Penske Automotive Group, Inc.	3.50%	9/1/2025		24	24,571
PetSmart, Inc.†	7.125%	3/15/2023		15	15,056
PetSmart, Inc.†	8.875%	6/1/2025		23	24,042
Rite Aid Corp.†	8.00%	11/15/2026		22	23,678
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		15	16,542
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		18	18,923
White Cap Parent LLC†	8.25%	3/15/2026		11	11,151
Total					341,657

Retail: Specialty 0.12%
Coty, Inc.†	6.50%	4/15/2026		15	14,310

Steel 0.72%
Allegheny Technologies, Inc.	7.875%	8/15/2023		15	16,448
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025		29	34,137
U. S. Steel Corp.†	12.00%	6/1/2025		29	33,684
Total					84,269

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 3.29%
Cogent Communications Group, Inc.(b)	4.375%	6/30/2024	EUR	100	$125,574
Expedia Group, Inc.†	6.25%	5/1/2025		$22	25,450
Netflix, Inc.†	3.625%	6/15/2025		96	104,460
Netflix, Inc.	5.50%	2/15/2022		39	40,877
TripAdvisor, Inc.†	7.00%	7/15/2025		30	32,419
Uber Technologies, Inc.†	7.50%	5/15/2025		12	12,870
VeriSign, Inc.	4.625%	5/1/2023		15	15,136
VeriSign, Inc.	5.25%	4/1/2025		26	29,396
Total					386,182

Telecommunications 2.26%
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027		50	56,156
Sprint Corp.	7.625%	2/15/2025		175	209,344
Total					265,500

Toys 0.40%
Mattel, Inc.	3.15%	3/15/2023		38	38,756
Mattel, Inc.†	6.75%	12/31/2025		8	8,410
Total					47,166

Transportation: Miscellaneous 0.39%
XPO Logistics, Inc.†	6.25%	5/1/2025		24	25,800
XPO Logistics, Inc.†	6.75%	8/15/2024		19	20,118
Total					45,918

Wholesale 0.70%
Avient Corp.†	5.75%	5/15/2025		12	12,750
Core & Main Holdings LP PIK 9.375%†	8.625%	9/15/2024		29	29,595
Performance Food Group, Inc.†	5.50%	6/1/2024		18	18,158
Wolverine Escrow LLC†	8.50%	11/15/2024		22	21,079
Total					81,582
Total Corporate Bonds (cost $8,665,352)					9,087,607

FLOATING RATE LOANS(f) 12.29%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	–(g)	4/30/2025		12	11,547

Air Transportation 0.19%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%)	6/17/2024		21	21,959

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.17%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	$20	$19,798

Automotive 0.11%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%	)	4/10/2026	13	13,217

Building Materials 0.34%
ACProducts, Inc. 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.50%	)	8/18/2025	19	19,320
Associated Asphalt Partners, LLC 2017 Term Loan B	–(g)		4/5/2024	10	9,001
Jeld-Wen Inc. 2017 1st Lien Term Loan	2.121% (1 Mo. LIBOR + 2.00%	)	12/14/2024	12	11,934
Total					40,255

Business Services 0.91%
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.88% (1 Mo. LIBOR + 3.75%	)	12/6/2025	16	16,117
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024	20	19,734
Employbridge LLC Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	4/18/2025	20	19,833
Guidehouse LLP 2018 Term Loan	4.621% (1 Mo. LIBOR + 4.50%	)	5/1/2025	22	21,774
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	30	28,777
Total					106,235

Chemicals 0.49%
H. B. Fuller Company 2017 Term Loan B	2.13% (1 Mo. LIBOR + 2.00%	)	10/20/2024	10	9,734
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.621% (1 Mo. LIBOR + 3.50%	)	9/6/2025	20	19,371
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)	3.129% (1 Mo. LIBOR + 3.00%	)	10/1/2025	29	28,852
Total					57,957

Coal 0.10%
Contura Energy, Inc. 2019 Term Loan	–(g)		6/14/2024	15	11,968

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.44%
Barracuda Networks, Inc. 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	2/12/2025	$8	$8,336
Grab Holdings, Inc. Term Loan B	–(g)		1/20/2026	10	10,420
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.371% (1 Mo. LIBOR + 3.25%	)	5/30/2025	24	23,724
Ultimate Software Group Inc. (The) Term Loan B	3.871% (1 Mo. LIBOR + 3.75%	)	5/4/2026	9	9,017
Total					51,497

Electric: Power 0.31%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR +3.50%	)	12/10/2027	15	15,035
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	22	21,895
Total					36,930

Electronics 0.20%
Deliver Buyer, Inc. Term Loan B	5.254% (3 Mo. LIBOR + 5.00%	)	5/1/2024	17	16,891	(h)
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.371% (1 Mo. LIBOR + 4.25%	)	6/26/2025	7	6,584
Total					23,475

Entertainment 0.64%
Cinemark USA, Inc. 2018 Term Loan B	1.88% (1 Mo. LIBOR + 1.75%	)	3/31/2025	7	6,792
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)	3.50% (3 Mo. LIBOR + 3.25%	)	11/12/2026	4	3,453
Motion Finco Sarl USD Term Loan B1 (Luxembourg)	3.50% (3 Mo. LIBOR + 3.25%	)	11/12/2026	27	26,073
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	10/15/2025	19	19,137
Playtika Holding Corp Term Loan B	7.00% (3 Mo. LIBOR + 6.00%	)	12/10/2024	19	19,386
Total					74,841

Environmental Services 0.13%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	2/28/2025	16	14,941	(h)

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.54%
Advisor Group, Inc. 2019 Term Loan B	5.121% (1 Mo. LIBOR + 5.00%	)	7/31/2026	$39	$38,945
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.504% (3 Mo. LIBOR + 4.25%	)	7/30/2025	25	24,047
Total					62,992

Food/Beverage 0.13%
Aramark Services, Inc. 2018 Term Loan B3	1.871% (1 Mo. LIBOR + 1.75%	)	3/11/2025	15	14,933

Health Care Services 0.76%
EyeCare Partners LLC 2020 Term Loan	3.871% (1 Mo. LIBOR + 3.75%	)	2/18/2027	15	14,792
Heartland Dental LLC 2018 1st Lien Term Loan	3.621% (1 Mo. LIBOR + 3.50%	)	4/30/2025	25	24,493
U. S. Renal Care, Inc. 2019 Term Loan B	5.188% (1 Mo. LIBOR + 5.00%	)	6/26/2026	19	18,980
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.621% (1 Mo. LIBOR + 5.50%	)	10/1/2025	17	16,799
WP CityMD Bidco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	8/13/2026	14	14,552
Total					89,616

Household Equipment/Products 0.20%
Diamond (BC) B. V. USD Term Loan (Netherlands)	3.212% (3 Mo. LIBOR + 3.00%	)	9/6/2024	24	23,860

Household Furnishings 0.08%
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	9/25/2024	10	9,974

Insurance 0.14%
Asurion LLC 2018 Term Loan B7	3.121% (1 Mo. LIBOR + 3.00%	)	11/3/2024	16	15,906

Leisure 1.05%
Alterra Mountain Co. Term Loan B1	2.871% (1 Mo. LIBOR + 2.75%	)	7/31/2024	18	17,889
Bulldog Purchaser Inc. 2018 Term Loan	3.871% (1 Mo. LIBOR + 3.75%	)	9/5/2025	16	14,817
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024	10	8,905
Hayward Industries, Inc. 1st Lien Term Loan	3.621% (1 Mo. LIBOR + 3.50%	)	8/5/2024	11	11,139

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	$25	$25,498
Travel Leaders Group, LLC 2018 Term Loan B	4.121% (1 Mo. LIBOR + 4.00%	)	1/25/2024	29	25,814
United PF Holdings, LLC 2019 1st Lien Term Loan	4.254% (3 Mo. LIBOR + 4.00%	)	12/30/2026	20	19,135
Total					123,197

Lodging 0.36%
Boyd Gaming Corporation Term Loan B3	2.342% (1 Wk. LIBOR + 2.25%	)	9/15/2023	18	17,904
Playa Resorts Holding B. V. 2017 Term Loan B (Netherlands)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	9	9,092
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	1	1,047
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	14	14,448
Total					42,491

Machinery: Industrial/Specialty 0.25%
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	7/19/2024	12	11,977
Granite Holdings US Acquisition Co. Term Loan B	5.504% (3 Mo. LIBOR + 5.25%	)	9/30/2026	17	16,798
Total					28,775

Media 0.94%
Banijay Entertainment S.A.S USD Term Loan (France)	3.881% (1 Mo. LIBOR + 3.75%	)	3/1/2025	15	14,874
CSC Holdings, LLC 2017 Term Loan B1	2.377% (1 Mo. LIBOR + 2.25%	)	7/17/2025	41	40,685
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.371% (1 Mo. LIBOR + 3.25%	)	10/20/2025	36	34,575
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.371% (1 Mo. LIBOR + 2.25%	)	1/17/2024	21	20,698
Total					110,832

Miscellaneous 0.45%
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	16	15,011
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.871% (1 Mo. LIBOR + 2.75%	)	2/14/2025	19	18,394

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.397% (1 Mo. LIBOR + 3.25%	)	2/14/2025	$1	$1,385
PetVet Care Centers, LLC 2020 Incremental Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	2/14/2025	4	4,484
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	14	13,977
Total					53,251

Oil 0.13%
Brazos Delaware II, LLC Term Loan B	4.13% (1 Mo. LIBOR + 4.00%	)	5/21/2025	16	15,181

Oil: Crude Producers 0.19%
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	22	21,868

Oil: Integrated Domestic 0.34%
BCP Raptor II, LLC 1st Lien Term Loan	4.873% (1 Mo. LIBOR + 4.75%	)	11/3/2025	26	24,015
Ulterra Drilling Technologies, LP Term Loan B	5.371% (1 Mo. LIBOR + 5.25%	)	11/26/2025	18	15,494	(h)
Total					39,509

Real Estate Investment Trusts 0.08%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	9	9,239	(h)

Retail 1.37%
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/13/2023	14	14,016	(h)
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%	)	8/14/2023	15	14,840
Container Store, Inc. (The) 2020 Term Loan B3	5.75% (3 Mo. LIBOR + 4.75%	)	1/31/2026	19	19,036	(h)
CWGS Group, LLC 2016 Term Loan	3.50% (1 Mo. LIBOR + 2.75%	)	11/8/2023	15	14,951
Golden Nugget, Inc. 2017 Incremental Term Loan B	3.25% (2 Mo. LIBOR + 2.50%	)	10/4/2023	20	19,642
Leslies Poolmart, Inc. 2016 Term Loan	3.621% (1 Mo. LIBOR + 3.50%	)	8/16/2023	12	11,951
Miller’s Ale House, Inc. 2018 Term Loan	–(g)		5/30/2025	13	12,409
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	11	10,698

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Party City Holdings Inc. 2018 Term Loan B	3.25% (3 Mo. LIBOR + 2.50%	)	8/19/2022	$19	$18,213
Petco Animal Supplies, Inc. 2017 Term Loan B	4.25% (3 Mo. LIBOR + 3.25%	)	1/26/2023	25	25,007
Total					160,763

Technology 0.38%
Anastasia Parent LLC 2018 Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	8/11/2025	15	10,270
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	12	11,977
Optiv Security, Inc. 1st Lien Term Loan	–(g)		2/1/2024	24	22,801
Total					45,048

Telecommunications 0.09%
Colorado Buyer, Inc. Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	5/1/2024	11	10,407

Textiles Products 0.15%
ASP Unifrax Holdings, Inc. Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	12/12/2025	18	17,793

Transportation: Miscellaneous 0.21%
Gruden Acquisition, Inc. 2017 Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	8/18/2022	25	24,843

Wholesale 0.32%
Core & Main LP 2018 1st Lien Term Loan	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	20	19,945
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.621% (1 Mo. LIBOR + 4.50%	)	2/4/2026	18	17,952
Total					37,897
Total Floating Rate Loans (cost $1,409,954)					1,442,995

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.89%
Great Wolf Trust 2019-WOLF B†	1.46% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15	14,941
Great Wolf Trust 2019-WOLF D†	2.059% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	27	26,588
Great Wolf Trust 2019-WOLF E†	2.858% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	17	16,598
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.426% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	16	16,000

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP D†	1.40% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	$ 10	$10,041
KKR Industrial Portfolio Trust 2021-KDIP E†	1.70% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	10	10,048
KKR Industrial Portfolio Trust 2021-KDIP F†	2.20% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	10	10,052
Total Non-Agency Commercial Mortgage-Backed Securities (cost $100,994)					104,268

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.42%

Banks: Regional
Synovus Financial Corp.	6.30%	#(i)		1	31,944
Texas Capital Bancshares, Inc.	6.50%			1	17,871
Total Preferred Stocks (cost $49,372)					49,815
Total Long-Term Investments (cost $11,098,644)					11,624,797

	Interest Rate			Principal Amount (000)
SHORT-TERM INVESTMENT 3.04%

REPURCHASE AGREEMENT
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $363,900 of U. S. Treasury Note at 0.125% due 7/15/2023; value: $363,690; proceeds: $356,540 (cost $356,540)				$357	356,540
Total Investments in Securities 102.08% (cost $11,455,184)					11,981,337
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (2.08%)					(244,367)
Net Assets 100.00%					$11,736,970

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2021, the total value of Rule 144A securities was $5,712,541, which represents 48.67% of net assets.

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2021

#	Variable rate security. The interest rate represents the rate in effect at January 31, 2021.
(a)	Foreign security traded in U. S. dollars.
(b)	Investment in non-U. S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U. S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2021.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U. S. $ Cost on Origination Date	U. S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2021	16,000	$12,565	$12,514	$51

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U. S. $ Cost on Origination Date	U. S. $ Current Value	Unrealized Depreciation
British pound	Sell	Toronto Dominion Bank	3/8/2021	97,000	$130,531	$132,928	$(2,397)
Euro	Sell	State Street Bank and Trust	3/4/2021	210,000	254,546	255,013	(467)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,864)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$397,418	$–	$397,418
Convertible Bonds	–	542,694	–	542,694
Corporate Bonds	–	9,087,607	–	9,087,607
Floating Rate Loans
Electronics	–	6,584	16,891	23,475
Environmental Services	–	–	14,941	14,941
Oil: Integrated Domestic	–	24,015	15,494	39,509
Real Estate Investment Trusts	–	–	9,239	9,239
Retail	–	127,711	33,052	160,763
Remaining Industries	–	1,195,068	–	1,195,068
Non-Agency Commercial Mortgage-Backed Securities	–	104,268	–	104,268
Preferred Stocks	31,944	17,871	–	49,815
Short-Term Investment
Repurchase Agreement	–	356,540	–	356,540
Total	$31,944	$11,859,776	$89,617	$11,981,337

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$51	$–	$51
Liabilities	–	(2,864)	–	(2,864)
Total	$–	$(2,813)	$–	$(2,813)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	Climate	Mid Cap	Short Duration
	Focused	Innovation	High Yield
	Bond Fund	Growth Fund	Fund
ASSETS:
Investments in securities, at cost	$11,750,567	$2,565,918	$11,455,184
Investments in securities, at fair value	$12,519,653	$2,578,867	$11,981,337
Cash	25,804	81,876	37,792
Deposits with brokers for futures collateral	8,777	–	–
Foreign cash, at value (cost $1,462, $0 and $2,680, respectively)	1,456	–	2,655
Receivables:
Interest and dividends	111,168	19	137,196
Capital shares sold	4,182	2,021	78,697
From advisor (See Note 3)	18,236	5,116	13,042
Variation margin for futures contracts	6,151	–	–
Investment securities sold	–	–	51
Unrealized appreciation on forward foreign currency exchange contracts	2,713	–	51
Unrealized appreciation on unfunded commitments	42	–	–
Prepaid expenses	38,661	325	48,241
Total assets	12,736,843	2,668,224	12,299,062
LIABILITIES:
Payables:
Investment securities purchased	19,352	39,591	452,931
Offering costs	2,840	–	14,988
Management fee	3,734	1,346	4,151
Capital shares reacquired	9	–	6,048
12b–1 distribution plan	1,716	448	1,928
Fund administration	427	83	369
Trustees’ fees	242	–	115
Unrealized depreciation on forward foreign currency exchange contracts	26,191	–	2,864
Distributions payable	20,010	–	46,843
Accrued expenses and other liabilities	52,113	6,172	31,855
Total liabilities	126,634	47,640	562,092
Commitments and contingent liabilities
NET ASSETS	$12,610,209	$2,620,584	$11,736,970
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,143,320	$2,611,474	$11,201,546
Total distributable earnings (loss)	466,889	9,110	535,424
Net Assets	$12,610,209	$2,620,584	$11,736,970

48	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2021

	Climate	Mid Cap	Short Duration
	Focused	Innovation	High Yield
	Bond Fund	Growth Fund	Fund
Net assets by class:
Class A Shares	$4,314,697	$1,556,178	$6,245,429
Class C Shares	$773,128	$156,065	$800,555
Class F Shares	$3,655,722	$504,627	$3,951,267
Class F3 Shares	$130,333	$10,093	$10,930
Class I Shares	$3,204,013	$111,018	$546,516
Class R3 Shares	$26,067	$10,088	$10,929
Class R4 Shares	$26,067	$10,090	$10,930
Class R5 Shares	$26,067	$10,093	$10,930
Class R6 Shares	$454,115	$252,332	$149,484
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	413,814	102,814	571,643
Class C Shares	74,156	10,319	73,278
Class F Shares	350,606	33,333	361,695
Class F3 Shares	12,500	666.66	1,001
Class I Shares	307,289	7,333	50,027
Class R3 Shares	2,500	666.66	1,000.42
Class R4 Shares	2,500	666.66	1,000.47
Class R5 Shares	2,500	666.66	1,001
Class R6 Shares	43,563	16,666	13,682
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.43	$15.14	$10.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 5.75% and 2.25%, respectively)	$10.67	$16.06	$11.18
Class C Shares-Net asset value	$10.43	$15.12	$10.92
Class F Shares-Net asset value	$10.43	$15.14	$10.92
Class F3 Shares-Net asset value	$10.43	$15.14	$10.92
Class I Shares-Net asset value	$10.43	$15.14	$10.92
Class R3 Shares-Net asset value	$10.43	$15.13	$10.92
Class R4 Shares-Net asset value	$10.43	$15.14	$10.92
Class R5 Shares-Net asset value	$10.43	$15.14	$10.92
Class R6 Shares-Net asset value	$10.42	$15.14	$10.93

See Notes to Financial Statements.	49

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2021

	Climate	Mid Cap	Short Duration
	Focused	Innovation	High Yield
	Bond Fund	Growth Fund*	Fund
Investment income:
Dividends	$–	$80	$284
Interest and other	117,467	–	218,430
Total investment income	117,467	80	218,714
Expenses:
Management fee	21,096	1,453	17,021
12b-1 distribution plan-Class A	4,070	315	2,934
12b-1 distribution plan-Class C	3,561	112	3,316
12b-1 distribution plan-Class F	1,787	48	1,644
12b-1 distribution plan-Class R3	65	5	27
12b-1 distribution plan-Class R4	33	2	13
Offering costs	41,589	–	19,589
Professional	27,367	4,387	22,583
Registration	9,154	35	14,714
Reports to shareholders	8,420	79	3,620
Shareholder servicing	5,303	176	1,941
Fund administration	2,411	89	1,513
Custody	1,950	356	764
Trustees’ fees	237	–	125
Other	6,135	1,139	5,860
Gross expenses	133,178	8,196	95,664
Expense reductions (See Note 9)	(7)	–	–
Fees waived and expenses reimbursed (See Note 3)	(98,486)	(5,971)	(70,121)
Net expenses	34,685	2,225	25,543
Net investment income (loss)	82,782	(2,145)	193,171
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	180,065	(1,694)	84,086
Net realized gain (loss) on futures contracts	(21,931)	–	–
Net realized gain (loss) on forward foreign currency exchange contracts	(439,241)	–	(15,832)
Net realized gain (loss) on foreign currency related transactions	428	–	(3,121)
Net change in unrealized appreciation/depreciation on investments	191,065	12,949	227,679
Net change in unrealized appreciation/depreciation on futures contracts	8,478	–	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	267,797	–	5,795
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(559)	–	(76)
Net change in unrealized appreciation/depreciation on unfunded commitments	42	–	–
Net realized and unrealized gain (loss)	186,144	11,255	298,531
Net Increase in Net Assets Resulting From Operations	$268,926	$9,110	$491,702

*	For the period December 28, 2020, commencement of operations, to January 31, 2021.

50	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Climate Focused Bond Fund
	For the Six
	Months Ended	For the
	January 31, 2021	Period Ended
INCREASE IN NET ASSETS	(unaudited)	July 31, 2020(a)
Operations:
Net investment income (loss)	$82,782	$27,866
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	(280,679)	45,617
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	466,823	276,850
Net increase in net assets resulting from operations	268,926	350,333
Distributions to shareholders:
Class A	(38,442)	(12,177)
Class C	(3,896)	(1,267)
Class F	(37,240)	(12,233)
Class F3	(1,408)	(527)
Class I	(32,786)	(12,233)
Class R3	(207)	(77)
Class R4	(239)	(89)
Class R5	(272)	(102)
Class R6	(3,722)	(1,265)
Total distributions to shareholders	(118,212)	(39,970)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,618,826	10,524,449
Reinvestment of distributions	14,532	1,346
Cost of shares reacquired	(10,021)	–
Net increase in net assets resulting from capital share transactions	1,623,337	10,525,795
Net increase in net assets	1,774,051	10,836,158
NET ASSETS:
Beginning of period	$10,836,158	$–
End of period	$12,610,209	$10,836,158

(a)	For the period May 20, 2020, commencement of operations, to July 31, 2020.
(b)	For the period December 28, 2020, commencement of operations, to January 31, 2021.
(c)	For the period April 22, 2020, commencement of operations, to July 31, 2020.

52	See Notes to Financial Statements.

Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
For the	For the Six
Period Ended	Months Ended	For the
January 31, 2021(b)	January 31, 2021	Period Ended
(unaudited)	(unaudited)	July 31, 2020(c)

$(2,145)	$193,171	$77,762

(1,694)	65,133	26,058

12,949	233,398	290,046
9,110	491,702	393,866

–	(103,582)	(25,478)
–	(21,147)	(7,256)
–	(121,135)	(41,437)
–	(399)	(174)
–	(19,825)	(8,621)
–	(368)	(158)
–	(383)	(165)
–	(396)	(172)
–	(3,701)	(1,046)
–	(270,936)	(84,507)

2,612,949	6,239,168	5,215,134
–	75,186	3,156
(1,475)	(320,599)	(5,200)

2,611,474	5,993,755	5,213,090
2,620,584	6,214,521	5,522,449

$–	$5,522,449	$–
$2,620,584	$11,736,970	$5,522,449

See Notes to Financial Statements.	53

Financial Highlights

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
							Distributions
							to
							shareholders
		Investment Operations:					from:
						Total
				Net		from		Net
	Net asset	Net		realized		invest-		asset
	value,	invest-		and		ment	Net	value,
	beginning	ment		unrealized		opera-	investment	end of
	of period	income(a)		gain		tions	income	period
Class A
1/31/2021(e)	$10.30	$0.07		$0.16		$0.23	$(0.10)	$10.43
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

Class C
1/31/2021(e)	10.30	0.03		0.16		0.19	(0.06)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.01	(g)	0.31	(g)	0.32	(0.02)	10.30

Class F
1/31/2021(e)	10.30	0.08		0.16		0.24	(0.11)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

Class F3
1/31/2021(e)	10.30	0.08		0.16		0.24	(0.11)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

Class I
1/31/2021(e)	10.30	0.08		0.16		0.24	(0.11)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

Class R3
1/31/2021(e)	10.30	0.05		0.16		0.21	(0.08)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.31	(g)	0.33	(0.03)	10.30

Class R4
1/31/2021(e)	10.30	0.06		0.17		0.23	(0.10)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.32	(g)	0.34	(0.04)	10.30

Class R5
1/31/2021(e)	10.30	0.08		0.16		0.24	(0.11)	10.43
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

Class R6
1/31/2021(e)	10.30	0.08		0.15		0.23	(0.11)	10.42
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	10.30

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $.01 for the period 5/20/2020 through 5/28/2020.
(h)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.

54	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after		Net	Net
		waivers		invest-	assets,	Portfolio
Total		and/or reim-	Total	ment	end of	turnover
return		bursements	expenses	income	period	rate
(%)(b)(c)		(%)(d)	(%)(d)	(%)(d)	(000)	(%)(c)

2.23		0.65	2.25	1.30	$4,315	21
3.37	(h)	0.65	3.04	1.28	3,521	17

1.82		1.45	3.05	0.50	773	21
3.21	(h)	1.45	3.84	0.49	622	17

2.33		0.45	2.15	1.49	3,656	21
3.41	(h)	0.45	2.93	1.46	3,089	17

2.37		0.38	1.97	1.57	130	21
3.43	(h)	0.38	2.63	1.53	129	17

2.33		0.45	2.06	1.50	3,204	21
3.41	(h)	0.45	2.85	1.46	3,089	17

2.07		0.95	2.55	0.99	26	21
3.31	(h)	0.95	3.33	0.98	26	17

2.20		0.70	2.31	1.23	26	21
3.36	(h)	0.70	3.08	1.24	26	17

2.33		0.45	2.05	1.49	26	21
3.41	(h)	0.45	2.83	1.49	26	17

2.27		0.38	1.98	1.56	454	21
3.43	(h)	0.38	2.63	1.53	309	17

See Notes to Financial Statements.	55

Financial Highlights (continued)

MID CAP INNOVATION GROWTH FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
				Total
		Net	Net	from	Net
	Net asset	invest-	realized	invest-	asset
	value,	ment	and	ment	value,	Total
	beginning	income	unrealized	opera-	end of	return
	of period	(loss)(a)	gain	tions	period	(%)(b)(c)
Class A
12/28/2020 to 1/31/2021(e)(f)	$15.00	$(0.01)	$0.15	$0.14	$15.14	0.93

Class C
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.02)	0.14	0.12	15.12	0.87

Class F
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

Class F3
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

Class I
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

Class R3
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.02)	0.15	0.13	15.13	0.87

Class R4
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

Class R5
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

Class R6
12/28/2020 to 1/31/2021(e)(f)	15.00	(0.01)	0.15	0.14	15.14	0.93

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on December 28, 2020.

56	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:
Total
expenses		Net
after		invest-	Net
waivers		ment	assets,	Portfolio
and/or reim-	Total	income	end of	turnover
bursements	expenses	(loss)	period	rate
(%)(d)	(%)(d)	(%)(d)	(000)	(%)(c)

1.06	3.59	(0.99)	$1,556	5

1.81	4.29	(1.69)	156	5

0.81	3.47	(0.75)	505	5

0.73	3.34	(0.71)	10	5

0.81	3.37	(0.75)	111	5

1.31	3.95	(1.32)	10	5

1.06	3.64	(1.01)	10	5

0.81	3.44	(0.81)	10	5

0.73	3.28	(0.67)	252	5

See Notes to Financial Statements.	57

Financial Highlights (concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
							Distributions
							to
							shareholders
		Investment Operations:					from:
						Total
				Net		from
	Net asset	Net		realized		invest-
	value,	invest-		and		ment	Net	Net
	beginning	ment		unrealized		opera-	investment	realized
	of period	income(a)		gain		tions	income	gain
Class A
1/31/2021(e)	$10.61	$0.27		$0.43		$0.70	$(0.31)	$(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.17)	–

Class C
1/31/2021(e)	10.61	0.23		0.42		0.65	(0.27)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.13	(g)	0.62	(g)	0.75	(0.14)	–

Class F
1/31/2021(e)	10.61	0.29		0.41		0.70	(0.32)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–

Class F3
1/31/2021(e)	10.61	0.29		0.42		0.71	(0.33)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–

Class I
1/31/2021(e)	10.61	0.29		0.41		0.70	(0.32)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–

Class R3
1/31/2021(e)	10.62	0.26		0.40		0.66	(0.29)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–

Class R4
1/31/2021(e)	10.62	0.28		0.40		0.68	(0.31)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–

Class R5
1/31/2021(e)	10.61	0.29		0.41		0.70	(0.32)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–

Class R6
1/31/2021(e)	10.61	0.29		0.43		0.72	(0.33)	(0.07)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/22/2020 through 4/30/2020.
(h)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.

58	See Notes to Financial Statements.

				Ratios to Average Net Assets:			Supplemental Data:
				Total
				expenses
	Net			after		Net	Net
	asset			waivers		invest-	assets,	Portfolio
Total	value,	Total		and/or reim-	Total	ment	end of	turnover
distribu-	end of	return		bursements	expenses	income	period	rate
tions	period	(%)(b)(c)		(%)(d)	(%)(d)	(%)(d)	(000)	(%)(c)
$(0.38)	$10.93	6.67		0.71	2.44	4.93	$6,245	29
(0.17)	10.61	7.81	(h)	0.71	3.95	5.45	1,727	27

(0.34)	10.92	6.23		1.51	3.35	4.32	801	29
(0.14)	10.61	7.58	(h)	1.51	4.74	4.64	584	27

(0.39)	10.92	6.76		0.51	2.44	5.30	3,951	29
(0.17)	10.61	7.87	(h)	0.51	3.84	5.65	2,574	27

(0.40)	10.92	6.80		0.44	2.31	5.42	11	29
(0.17)	10.61	7.89	(h)	0.44	3.66	5.72	11	27

(0.39)	10.92	6.77		0.51	2.38	5.37	547	29
(0.17)	10.61	7.87	(h)	0.51	3.77	5.65	531	27

(0.36)	10.92	6.49		1.01	2.84	4.87	11	29
(0.16)	10.62	7.72	(h)	1.01	4.21	5.15	11	27

(0.38)	10.92	6.63		0.76	2.59	5.13	11	29
(0.16)	10.62	7.79	(h)	0.76	3.96	5.40	11	27

(0.39)	10.92	6.76		0.51	2.35	5.37	11	29
(0.17)	10.61	7.86	(h)	0.51	3.71	5.65	11	27

(0.40)	10.93	6.80		0.44	2.25	5.26	149	29
(0.17)	10.61	7.89	(h)	0.44	3.69	5.73	64	27

See Notes to Financial Statements.	59

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”), formerly Lord Abbett Equity Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following three funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes at January 31, 2021:

Funds	Classes

Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Mid Cap Innovation Growth Fund (“Mid Cap Innovation Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

The Short Duration High Yield Fund commenced operations on April 22, 2020, the Climate Focused Bond Fund commenced operations on May 20, 2020 and the Mid Cap Innovation Growth Fund commenced operations on December 28, 2020.

Climate Focused Bond Fund’s investment objective is total return. Mid Cap Innovation Growth Fund’s investment objective is to seek capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to

Notes to Financial Statements (unaudited)(continued)

ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in the Funds’ Statements of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Funds’ Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Funds’ Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts in the Funds’ Statements of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Trust records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter

Notes to Financial Statements (unaudited)(continued)

into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2021, the following fund had unfunded loan commitments.

Climate Focused Bond Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciaiton
Therma Intermediate LLC, 2020 Delayed Draw Term Loan	$6,452	$6,494	$6,452	$42

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

Climate Focused Bond Fund
First $1 billion	.35%
Over $1 billion	.30%

Mid Cap Innovation Growth Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Short Duration High Yield Fund
First $1 billion	.45%
Over $1 billion	.40%

For the period ended January 31, 2021, the effective management fee, net of waivers, was at an annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
Mid Cap Innovation Growth Fund	.00%
Short Duration High Yield Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the period ended January 31, 2021:

Fund	Fund Administration Fee
Climate Focused Bond Fund	$1,950
Mid Cap Innovation Growth Fund	356
Short Duration High Yield Fund	764

For the period ended January 31, 2021 and continuing through November 30, 2021 for the Climate Focused Bond Fund and Short Duration High Yield Fund and for the period from December 28, 2020 through November 30, 2022 for the Mid Cap Innovation Growth Fund, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.38%
Mid Cap Innovation Growth Fund	.81%	.73%
Short Duration High Yield Fund	.51%	.44%

Notes to Financial Statements (unaudited)(continued)

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees Climate Focused Bond Fund and Short Duration High Yield Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of each Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the period ended January 31, 2021 and continuing through November 30, 2021 for Climate Focused Bond Fund and Short Duration High Yield Fund and for the period from December 28, 2020 through November 30, 2022 for Mid Cap Innovation Growth Fund, Lord Abbett Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the period ended January 31, 2021:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$43	$257
Mid Cap Innovation Growth Fund	235	1,575
Short Duration High Yield Fund	1,128	7,172

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly by the Climate Focused Bond Fund and Short Duration High Yield Fund. Dividends from net investment income, if any, are declared and distributed at least annually by the Mid Cap Innovation Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended January 31, 2021 and the fiscal year ended July 31, 2020 was as follows:

		Climate Focused Bond Fund	Mid Cap Innovation Growth Fund
	Six Months Ended 1/31/2021 (unaudited)	Fiscal Year Ended 7/31/2020	Period Ended 1/31/2021 (unaudited)
Distributions paid from:
Ordinary income	$118,212	$39,970	$–
Total distributions paid	$118,212	$39,970	$–

	Short Duration High Yield Fund
	Six Months Ended 1/31/2021 (unaudited)	Fiscal Year Ended 7/31/2020
Distributions paid from:
Ordinary income	$268,099	$84,507
Net long-term capital gains	2,837	–
Total distributions paid	$270,936	$84,507

As of January 31, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Climate Focused Bond Fund	Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
Tax cost	$11,509,882	$2,565,918	$11,452,001
Gross unrealized gain	1,047,468	87,827	539,887
Gross unrealized loss	(64,817)	(74,878)	(13,364)
Net unrealized security gain	$982,651	$12,949	$526,523

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2021 were as follows:

	U.S. Government Purchases	Purchases	U.S. Government Sales	Sales
Climate Focused Bond Fund	$157,554	$3,904,851	$121,862	$2,386,982
Mid Cap Innovation Growth Fund	–	2,702,596	–	134,983
Short Duration High Yield Fund	–	8,079,213	–	2,178,218

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended January 31, 2021, the Funds did not engage in cross-trades.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund and Short Duration High Yield Fund entered into forward foreign currency exchange contracts during the six months ended January 31, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Climate Focused Bond Fund entered into futures contracts during the six months ended January 31, 2021(as described in note 2(h)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2021, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Climate Focused Bond Fund
Asset Derivatives	Foreign Currency Contracts	Interest Rate Contracts
Forward Foreign Currency Exchange Contracts(1)	$2,713	–
Futures Contracts(2)	–	$19,329

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$26,191	–
Futures Contracts(2)	–	$23,013

	Short Duration High Yield Fund
Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		$51

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)		$2,864

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the six months ended January 31, 2021 were as follows:

	Climate Focused Bond Fund
	Foreign Currency Contracts	Interest Rate Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(439,241)	–
Futures Contracts(2)	–	$(21,931)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	$267,797	–
Futures Contracts(4)	–	$8,478
Average Number of Contracts/Notional Amount*
Forward Foreign Currency Exchange Contracts(5)	$5,888,080	–
Futures Contracts(6)	–	23

	Short Duration High Yield Fund
		Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)		$(15,832)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)		$5,795
Average Number of Contracts/Notional Amount*
Forward Foreign Currency Exchange Contracts(5)		$323,469
*	Calculated based on the number of contracts or notional amounts for the six months ended January 31, 2021.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Climate Focused Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,713	$–	$2,713
Repurchase Agreement	165,833	–	165,833
Total	$168,546	$–	$168,546

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$165,833	$–	$–	$(165,833)	$–
State Street Bank and Trust	2,713	(2,713)	–	–	–
Total	$168,546	$(2,713)	$–	$(165,833)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$26,191	$–	$26,191
Total	$26,191	$–	$26,191

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
State Street Bank and Trust	$15,032	$(2,713)	$–	$–	$12,319
Toronto Dominion Bank	11,159	–	–	–	11,159
Total	$26,191	$(2,713)	$–	$–	$23,478

		Short Duration High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$51	$–	$51
Repurchase Agreement	356,540	–	356,540
Total	$356,591	$–	$356,591

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$356,540	$–	$–	$(356,540)	$–
State Street Bank and Trust	51	(51)	–	–	–
Total	$356,591	$(51)	$–	$(356,540)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,864	$–	$2,864
Total	$2,864	$–	$2,864

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
State Street Bank and Trust	$2,397	$(51)	$–	$–	$2,346
Toronto Dominion Bank	467	–	–	–	467
Total	$2,864	$(51)	$–	$–	$2,813

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of January 31, 2021.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 5, 2020, with the exception of Mid Cap Innovation Growth Fund, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the

Notes to Financial Statements (unaudited)(continued)

“Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the period ended January 31, 2021, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the period ended January 31, 2021, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N. A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities Lending Income on the Statements of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the period ended January 31, 2021, the Funds did not loan securities.

14.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related

Notes to Financial Statements (unaudited)(continued)

business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Each Fund may invest in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Mid Cap Innovation Growth Fund is subject to the risk of investing in mid-sized companies. The Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage- related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Mid Cap Innovation Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including

Notes to Financial Statements (unaudited)(continued)

market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to each Fund’s investment exposure to foreign companies and American Depositary Receipts, each Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant

Notes to Financial Statements (unaudited)(continued)

disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended		For the
		January 31, 2021		Period Ended
Climate Focused Bond Fund		(unaudited)		July 31, 2020(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	71,113	$733,056	341,744	$3,420,449
Reinvestment of distributions	846	8,773	111	1,132
Increase	71,959	$741,829	341,855	$3,421,581

Class C Shares
Shares sold	14,611	$151,000	60,394	$604,000
Reinvestment of distributions	101	1,045	21	214
Shares reacquired	(971)	(9,992)	–	–
Increase	13,741	$142,053	60,415	$604,214

Class F Shares
Shares sold	50,165	$517,435	300,000	$3,000,000
Reinvestment of distributions	444	4,608	–	–
Shares reacquired	(3)	(29)	–	–
Increase	50,606	$522,014	300,000	$3,000,000

Class F3 Shares
Shares sold	–	$–	12,500	$125,000
Increase	–	$–	12,500	$125,000

Class I Shares
Shares sold	7,279	$75,990	300,000	$3,000,000
Reinvestment of distributions	10	106	–	–
Increase	7,289	$76,096	300,000	$3,000,000

Class R3 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended		For the
		January 31, 2021		Period Ended
Climate Focused Bond Fund		(unaudited)		July 31, 2020(a)
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class R6 Shares
Shares sold	13,563	$141,345	30,000	$300,000
Increase	13,563	$141,345	30,000	$300,000

		For the
		Period Ended
		January 31, 2021
Mid Cap Innovation Growth Fund		(unaudited)(b)
Class A Shares	Shares	Amount
Shares sold	102,814	$1,553,428
Increase	102,814	$1,553,428

Class C Shares
Shares sold	10,415	$159,521
Shares reacquired	(96)	(1,475)
Increase	10,319	$158,046

Class F Shares
Shares sold	33,333	$500,000
Increase	33,333	$500,000

Class F3 Shares
Shares sold	666.66	$10,000
Increase	666.66	$10,000

Class I Shares
Shares sold	7,333	$110,000
Increase	7,333	$110,000

Class R3 Shares
Shares sold	666.66	$10,000
Increase	666.66	$10,000

Class R4 Shares
Shares sold	666.66	$10,000
Increase	666.66	$10,000

Class R5 Shares
Shares sold	666.66	$10,000
Increase	666.66	$10,000

Class R6 Shares
Shares sold	16,666	$250,000
Increase	16,666	$250,000

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended			For the
		January 31, 2021			Period Ended
Short Duration High Yield Fund		(unaudited )			July 31, 2020(c)
Class A Shares	Shares	Amount	Shares		Amount
Shares sold	411,488	$4,465,517	162,642		$1,632,316
Reinvestment of distributions	4,141	44,935	123		1,260
Shares reacquired	(6,733)	(74,211)	(18)		(187)
Increase	408,896	$4,436,241	162,747		$1,633,389

Class C Shares
Shares sold	18,156	$196,444	55,469		$557,500
Reinvestment of distributions	340	3,674	22		226
Shares reacquired	(212)	(2,566)	(497)		(5,010)
Increase	18,284	$197,552	54,994		$552,716

Class F Shares
Shares sold	139,246	$1,494,732	242,417		$2,425,318
Reinvestment of distributions	2,459	26,577	134		1,349
Shares reacquired	(22,561)	(243,822)	–	(d)	(3)
Increase	119,144	$1,277,487	242,551		$2,426,664

Class F3 Shares
Shares sold	–	$–	1,000		$10,000
Reinvestment of distributions	–	–	1		5
Increase (decrease)	–	$–	1,001		$10,005

Class I Shares
Shares sold	–	$–	50,000		$500,000
Reinvestment of distributions	–	–	27		268
Increase (decrease)	–	$–	50,027		$500,268

Class R3 Shares
Shares sold	–	$–	1,000		$10,000
Reinvestment of distributions	– (d)	–	–	(d)	5
Increase (decrease)	–	$–	1,000		$10,005

Class R4 Shares
Shares sold	–	$–	1,000		$10,000
Reinvestment of distributions	– (d)	–	–	(d)	5
Increase	–	$–	1,000		$10,005

Class R5 Shares
Shares sold	–	$–	1,000		$10,000
Reinvestment of distributions	–	–	1		5
Increase	–	$–	1,001		$10,005

Class R6 Shares
Shares sold	7,679	$82,475	6,000		$60,000
Reinvestment of distributions	–	–	3		33
Increase	7,679	$82,475	6,003		$60,033

(a)	For the period May 20, 2020 (commencement of operations) to July 31, 2020.
(b)	For the period December 28, 2020 (commencement of operations) to January 31, 2021.
(c)	For the period April 22, 2020 (commencement of operations) to July 31, 2020.
(d)	Amount less than 1 share.

Approval of Advisory Contract

At the initial organizational meeting for the Mid Cap Innovation Growth Fund, the Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether to approve the proposed management agreement between the Fund and Lord Abbett (the “Agreement”). The Board reviewed materials relating specifically to the Agreement before and at the meeting and before making its decision, the Board had the opportunity to ask questions and request further information. The Board also took into account its knowledge of Lord Abbett gained through its meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (estimated where appropriate for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services to be provided to the Fund and currently provided to other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. In addition, the Board considered its experience with other funds advised by Lord Abbett. After reviewing these and related factors, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund had not yet begun operations, the Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline, and other services to be provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the estimated expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also

Approval of Advisory Contract (concluded)

considered how the Fund’s estimated expense level related to those of the expense peer group and the amount and nature of the fees to be paid by shareholders. The Board observed that the estimated net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the estimated expense level of the Fund was reasonable and supported the approval of the Agreement.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board did consider that Lord Abbett would be subsidizing the Fund for the near future. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s overall profitability was not excessive.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existence of three contractual breakpoints in the proposed management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett will receive from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business could also benefit the Fund. The Board also noted that Lord Abbett, as will be disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the Agreement was in the best interests of the Fund and voted unanimously to approve the Agreement. In considering whether to approve the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Funds’ liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Funds’ Program. At the May 28–29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Funds did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P. O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Trust I Climate Focused Bond Fund Mid Cap Innovation Growth Fund Short Duration High Yield Fund	TRUST-I-3 (03/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: March 22, 2021

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: March 22, 2021